ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES	ACCOUNTING CHANGES
Future Accounting Changes
Income Taxes
In December 2023, the FASB issued new guidance to enhance the transparency and decision usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The guidance also includes certain other amendments to improve the effectiveness of income tax disclosures. This new guidance is effective for the annual period beginning January 1, 2025. The guidance is applied prospectively with retrospective application permitted. Early adoption is permitted for annual financial statements not yet issued. The Company does not expect this guidance to have a material impact on the Company's consolidated financial statements.
Segment Reporting
In November 2023, the FASB issued new guidance to improve disclosures about a public entity's reportable segments and address requests from investors for additional, more detailed information about a reportable segment's expenses. The guidance is effective for annual periods beginning January 1, 2024 and interim periods beginning January 1, 2025. Early adoption is permitted and the guidance is applied retrospectively. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.
Leases
In March 2023, the FASB issued new guidance that clarified the accounting for leasehold improvements associated with common control leases. The guidance requires all lessees to amortize leasehold improvements associated with common control leases over their useful life to the common control group and account for them as a transfer of assets between entities under common control at the end of the lease. Additional disclosures are required when the useful life of leasehold improvements to the common control group exceeds the related lease term. This new guidance is effective January 1, 2024 and can be applied either prospectively or retrospectively, with early application permitted. The Company will adopt the guidance on a prospective basis starting January 1, 2024, and it is not expected to have a material impact on the Company's consolidated financial statements.